Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share

The following table presents a reconciliation of basic and diluted earnings (loss) per share:

	For the years ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net (loss) income attributable to the Company’s ordinary shareholders	(594,741)	(140,190)	49,984
Weighted average shares Outstanding - Basic	233,237,695	235,499,660	235,499,660
Dilutive securities -Unexercised share options	—	—	404,607
Weighted average shares outstanding – fully diluted	233,237,695	235,499,660	235,904,267
Earnings (loss) per share - Basic	(2.55)	(0.60)	0.21
Earnings (loss) per share – fully diluted	(2.55)	(0.60)	0.21
Earnings per ADS (1 ADS equals 20 Class A ordinary shares) – Basic	(51.00)	(11.91)	4.24
Earnings per ADS (1 ADS equals 20 Class A ordinary shares) – fully diluted	(51.00)	(11.91)	4.24